Lease Exit Liability - Changes in Lease Exit Liability (Detail) (Contract Termination [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Accrual balance, at beginning of period	$ 10,073,939	$ 10,607,499	$ 11,054,518
Principal payments	(466,301)	(533,560)	(447,019)
Accrual balance, at end of period	$ 9,607,638	$ 10,073,939	$ 10,607,499